Warrants Liability - Schedule of Unlisted and Listed Warrants Liability (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Unlisted and Listed Warrants Liability [Line Items]
Warrants liability	$ 45,907,114
$10.00 expiring 27/05/2025 [Member] | Unlisted Warrants [Member]
Schedule of Unlisted and Listed Warrants Liability [Line Items]
Warrants liability	9,196,701
$11.50 exp. 27/2/2029 [Member] | Listed Warrants [Member]
Schedule of Unlisted and Listed Warrants Liability [Line Items]
Warrants liability	2,340,413
$10.71 exp. 27/02/202 [Member] | Unlisted Warrants [Member]
Schedule of Unlisted and Listed Warrants Liability [Line Items]
Warrants liability	27,200,000
$11.45 exp. 18/6/2029 [Member] | Unlisted Warrants [Member]
Schedule of Unlisted and Listed Warrants Liability [Line Items]
Warrants liability	$ 7,170,000